Vessels under construction (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Rollforward of activity within vessels under construction
Operating vessels and drydock

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2018	4,389,648	82,888	4,472,536
Additions (1)	79,454	4,964	84,418
Write-offs (2)	—	(1,500)	(1,500)
As of December 31, 2018	4,469,102	86,352	4,555,454

Accumulated depreciation and impairment
As of January 1, 2018	(347,703)	(34,739)	(382,442)
Charge for the period	(158,740)	(17,983)	(176,723)
Write-offs (2)	—	1,500	1,500
As of December 31, 2018	(506,443)	(51,222)	(557,665)
Net book value
As of December 31, 2018	$3,962,659	$35,130	$3,997,789

Cost
As of January 1, 2017	$3,126,790	$60,089	$3,186,879
Additions (3)	333,338	12,667	346,005
Vessels acquired in merger with NPTI (4)	1,113,618	17,632	1,131,250
Disposal of vessels (5)	(184,098)	(3,750)	(187,848)
Write-offs (6)	—	(3,750)	(3,750)
As of December 31, 2017	4,389,648	82,888	4,472,536

Accumulated depreciation and impairment
As of January 1, 2017	(246,210)	(27,415)	(273,625)
Charge for the period	(127,369)	(14,049)	(141,418)
Disposal of vessels (5)	25,876	2,975	28,851
Write-offs (6)	—	3,750	3,750
As of December 31, 2017	(347,703)	(34,739)	(382,442)
Net book value
As of December 31, 2017	$4,041,945	$48,149	$4,090,094

(1)
Additions in 2018 primarily relate to (i) the deliveries of STI Esles II and STI Jardins and corresponding calculations of notional drydock on these vessels and (ii) drydock costs incurred on certain of our vessels.

(2)	Represents the write-off of the notional drydock costs of STI Fontvieille and STI Ville which were drydocked in 2018.

(3)
Additions in 2017 primarily relate to (i) the deliveries of eight newbuilding vessels and corresponding calculations of notional drydock on these vessels and (ii) drydock costs incurred on certain of our vessels.

(4)	Represents the fair value of the vessels acquired in the Merger with NPTI as described in Note 2.

(5)
Represents the net book value of (i) STI Sapphire and STI Emerald, which were sold during the year ended December 31, 2017 and (ii) STI Beryl, STI Le Rocher and STI Larvotto, which were sold and leased back during the year ended December 31, 2017. These transactions are further described below.

(6)	Represents the write-off of the notional drydock costs of STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx which were drydocked in 2017.

A rollforward of activity within vessels under construction is as follows:

In thousands of U.S. dollars
Balance as of January 1, 2017	$137,917
Installment payments and other capitalized expenses	252,977
Capitalized interest	4,194
Transferred to operating vessels and drydock	(339,712)
Balance as of December 31, 2017	$55,376

Installment payments and other capitalized expenses	25,452
Capitalized interest	157
Transferred to operating vessels and drydock	(80,985)
Balance as of December 31, 2018	$—